Accumulated Other Comprehensive Loss (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), before tax, beginning balance	CAD (3,145)	CAD (2,406)	CAD (2,961)
Income tax recovery (expense), beginning balance	787	639	534
Accumulated other comprehensive loss, net of tax, beginning balance	(2,358)	(1,767)	(2,427)
Other Comprehensive Income (Loss) Before Reclassifications [Abstract]
Foreign exchange gain (loss) on translation of net investment in foreign operations, before tax	(701)	(310)	1,607
Foreign exchange gain (loss) on translation of net investment in foreign operations, income tax recovery (expense)	0	0	0
Foreign exchange gain (loss) on translation of net investment in foreign operations, net of tax	(701)	(310)	1,607
Foreign exchange gain (loss) on translation of US dollar-denominated debt designated as a hedge of the net investment in foreign operations, before tax	504	265	(1,358)
Foreign exchange gain (loss) on translation of US dollar-denominated debt designated as a hedge of the net investment in foreign operations, income tax recovery (expense)	(67)	(35)	181
Foreign exchange gain (loss) on translation of US dollar-denominated debt designated as a hedge of the net investment in foreign operations, net of tax	437	230	(1,177)
Actuarial gain (loss) arising during the year, before tax	(408)	(881)	74
Actuarial gain (loss) arising during the year, income tax recovery (expense)	110	235	(18)
Actuarial gain (loss) arising during the year, net of tax	(298)	(646)	56
Prior service cost from plan amendment arising during the year - pre-tax			(1)
Prior service cost from plan amendment arising during the year, income tax recovery (expense)			0
Prior service cost from plan amendment arisiing during the year, net of tax			(1)
Amounts Reclassified from Accumulated Other Comprehensive Income (Loss) [Abstract]
Amortization of net actuarial loss, before tax	179	172	224
Amortization of net actuarial loss, income tax recovery (expense)	(47)	(47)	(56)
Amortization of net actuarial loss, net of tax	132	125	168
Amortization of prior service cost - pre-tax	5	5	5
Amortization of prior service cost, income tax recovery (expense)	(1)	(1)	(1)
Amortization of prior service cost, net of tax	4	4	4
Settlement loss arising during the year, before tax		10	4
Settlement loss arising during the year, income tax recovery (expense)		(4)	(1)
Settlement loss arising during the year, net of tax		6	3
Other comprehensive income (loss), before tax	(421)	(739)	555
Income tax recovery (expense)	(5)	148	105
Other comprehensive income (loss), net of tax	(426)	(591)	660
Accumulated other comprehensive income (loss), before tax, ending balance	(3,566)	(3,145)	(2,406)
Income tax recovery (expense), ending balance	782	787	639
Accumulated other comprehensive loss, net of tax, ending balance	(2,784)	(2,358)	(1,767)
Foreign Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), before tax, beginning balance	(247)	(202)	(451)
Other Comprehensive Income (Loss) Before Reclassifications [Abstract]
Foreign exchange gain (loss) on translation of net investment in foreign operations, before tax	(701)	(310)	1,607
Foreign exchange gain (loss) on translation of US dollar-denominated debt designated as a hedge of the net investment in foreign operations, before tax	504	265	(1,358)
Amounts Reclassified from Accumulated Other Comprehensive Income (Loss) [Abstract]
Other comprehensive income (loss), before tax	(197)	(45)	249
Accumulated other comprehensive income (loss), before tax, ending balance	(444)	(247)	(202)
Accumulated Defined Benefit Plans Adjustment Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), before tax, beginning balance	(2,898)	(2,204)	(2,510)
Other Comprehensive Income (Loss) Before Reclassifications [Abstract]
Actuarial gain (loss) arising during the year, before tax	(408)	(881)	74
Prior service cost from plan amendment arising during the year - pre-tax			(1)
Amounts Reclassified from Accumulated Other Comprehensive Income (Loss) [Abstract]
Amortization of net actuarial loss, before tax	179	172	224
Amortization of prior service cost - pre-tax	5	5	5
Settlement loss arising during the year, before tax		10	4
Other comprehensive income (loss), before tax	(224)	(694)	306
Accumulated other comprehensive income (loss), before tax, ending balance	CAD (3,122)	CAD (2,898)	CAD (2,204)